Disposal of assets	9 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal of assets

Note 21 – Disposal of assets

On October 18, 2024, the Company sold the assets of Niagara Community Pharmacy Ltd. for a total net proceeds of $2.4 million plus inventory of $0.3 million, for total sale price of $2.7 million. The net assets sold had a carrying value of $1.4 million, resulting in a gain of $1.3 million, which is recognized as other income on the condensed consolidated statement of operations.

On December 20, 2024, the Company sold the assets of P.A. Pharmacy Limited for a total sale price of $2.8 million plus inventory in excess of $0.1 million, for a total sale price of $2.9 million. The net assets sold had a carrying value of $0.8 million resulting in a gain of $2.1 million, which is recognized as other income on the condensed consolidated statement of operations.

On February 20, 2025, the Company sold the warehouse building and entered into a sale leaseback agreement with the purchasers. The total sale price was $1.2 million, resulting in a gain of $0.4 million, which is recognized as other income on the condensed consolidated statement of operations.

On April 30, 2025, the Company sold the assets of Clearbrook Pharmacy (1987) for a total sale price of $0.8 million plus inventory of $0.1 million, for a total sale price of $0.9 million. The net assets sold had a carrying value of $0.5 million resulting in a gain of $0.4 million, which is recognized as other income on the condensed consolidated statement of operations.

On June 16, 2025, the Company sold the assets of Greg’s Drug Ltd. for a total sale price of $0.8 million plus inventory of $0.1 million, for a total sale price of $0.9 million. The net assets sold had a carrying value of $0.5 million resulting in a gain of $0.4 million, which is recognized as other income on the condensed consolidated statement of operations.

Additionally, the Company incurred $0.3 million of losses on other asset disposals within the nine month period ending June 30, 2025, resulting in a net total gain of $4.3 million for the nine month period ending June 30, 2025 recorded on the condensed consolidated statement of operations.